Earnings Per Share	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

Note 16—Earnings Per Share

Basic earnings per share for the three and six months ended June 30, 2014 and 2013 have been determined by dividing net income (loss) available to common equity for the respective periods by the weighted average number of shares of common stock outstanding. Diluted earnings per share is computed by dividing net loss available to common equity by the weighted average number of common shares outstanding plus the effect of dilutive securities. The effects of dilutive securities are computed using the treasury stock method.

The computation of earnings per share is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	(In thousands, except per share data)
Numerator:
Numerator for basic and diluted earnings per share—income (loss) available to common stockholders	$2,607	$(8,945)	$4,537	$(26,470)
Denominator:
Denominator for basic earnings per share—weighted average shares	9,050	21,247	9,050	21,247
Effect of dilutive securities:
Employee stock options	—	—	—	—

Denominator for diluted earnings per share—weighted average shares	9,050	21,247	9,050	21,247

Basic earnings (loss) per common share	$0.29	$(0.42)	$0.50	$(1.25)
Diluted earnings (loss) per common share	$0.29	$(0.42)	$0.50	$(1.25)

Note 19—Earnings Per Share

Basic earnings per share for the nine months ended December 31, 2013 and 2012 and the fiscal years ended March 31, 2013 and 2012 have been determined by dividing net income (loss) available to common equity for the respective periods by the weighted average number of shares of common stock outstanding. Diluted earnings per share is computed by dividing net loss available to common equity by the weighted average number of common shares outstanding plus the effect of dilutive securities. The effects of dilutive securities are computed using the treasury stock method.

The computation of earnings per share for the nine months ended December 31, 2013 and 2012 and the fiscal years ended March 31, 2013 and 2012 is as follows:

	Nine Months Ended December 31,		Year Ended March 31,
	2013 (1)	2012	2013	2012
		(Unaudited)
	(In thousands, except share and per share data)
Numerator:
Numerator for basic and diluted earnings per share—net income (loss) available to common equity	$206,918	$(30,619)	$(48,144)	$(50,429)
Denominator:
Denominator for basic earnings per share—weighted-average shares	16,989	21,247	21,247	21,248
Effect of dilutive securities:
Employee stock options	—	—	—	—

Denominator for diluted earnings per share—adjusted weighted-average shares and assumed conversions	16,989	21,247	21,247	21,248

Basic income (loss) per common share	$12.18	$(1.44)	$(2.27)	$(2.37)

Diluted income (loss) per common share	$12.18	$(1.44)	$(2.27)	$(2.37)

(1)	On September 27, 2013, all Legacy Common Stock was cancelled and 1,810,000,000 shares of common stock were issued pursuant to the Plan of reorganization. On October 2, 2013, as a result of the Reverse Stock Split, 9,050,000 shares of common stock were outstanding. The calculation of weighted average shares includes 21,247,000 shares of Legacy Common Stock outstanding through September 26, 2013 and 9,050,000 shares of common stock outstanding from September 27 through December 31, 2013.